7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of summarized financial information of AFOy (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of summarized financial information of AFOy

The following table illustrates the summarized financial information of AFOy:

December 31, 2024		December 31, 2023
Current assets	$100,737	$13,595
Non-current assets	549,172	380,786
Current liabilities	21,344	11,898
Non-current liabilities	850,896	606,979
Loss for the year	82,157	56,264